Earnings Per Share - Additional Information (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Portion of anti-dilutive shares in outstanding stock options	8,290,251	16,690,472	26,453,152